Equity (Deficit) - Additional Information (Details) $ in Thousands, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025 MXN ($)	Jun. 30, 2024 MXN ($)	Jun. 30, 2025 MXN ($) $ / uSDPerBbl	Jun. 30, 2024 MXN ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Jun. 30, 2025 USD ($)	Jan. 01, 2025 USD ($)	Dec. 31, 2023 MXN ($)
Disclosure of equity [line items]
Net actuarial losses in other comprehensive income (loss) net of deferred income tax			$ (95,566,136)	$ 131,130,474
Percentage of discount and return on plan asset	10.30%	10.41%	10.30%	10.41%		11.28%	10.30%		9.42%
Post-employment benefit expense, defined benefit plans				$ 1,990,776
Net income (loss)	$ 59,516,356	$ (273,329,563)	$ 16,187,424	(268,647,357)
Total equity (deficit)	(2,005,586,533)	(1,605,749,447)	(2,005,586,533)	(1,605,749,447)		$ (1,983,775,736)			$ (1,652,978,810)
Negative working capital			754,861,217			767,968,661
Bank indebtedness								$ 5,512,700
Current borrowings	529,461,787		529,461,787			425,218,517
Increase in Certificates of Contribution “A”			$ 94,538,938	145,000,000
Crude oil price per barrel | $ / uSDPerBbl			61.11
Non- controlling interest
Disclosure of equity [line items]
Total equity (deficit)	(285,629)	$ (139,679)	$ (285,629)	$ (139,679)		(274,387)			$ (116,639)
Federal budget
Disclosure of equity [line items]
Total			94,538,938		$ 248,722,000
Bank indebtedness					$ 245,388,650
Indebtedness that may be used to partially cover financial balance in next year	$ 5,512,700		$ 5,512,700				$ 143,403,700
Crude oil price per barrel | $ / uSDPerBbl			57.80
Changes in tax rates or tax laws enacted or announced
Disclosure of equity [line items]
Increase in Certificates of Contribution “A”			$ 136,210,300
Contributions A
Disclosure of equity [line items]
Increase in certificates of contribution			$ 94,538,938			$ 156,509,050